COMMITMENTS AND CONTINGENCIES	9 Months Ended
Jul. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Our former director, Mr. Gaga Gvenetadze, had previously agreed to provide his own premises for office needs without charging any fee until the new premises agreement is signed in the second quarter of 2025. As Mr. Gvenetadze is no longer a director, there are no current commitments from the existing director, Mr. Ka Miew Hon, regarding the provision of office premises.